Income Taxes - Schedule of Provision for Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal
State			1,600	800
Total current			1,600	800
Federal
State
Total deferred
Provision for income taxes	$ 1,600	$ 800	$ 1,600	$ 800